Joint Ventures - Investments Accounted for Under Equity Method of Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	$ 585,794	$ 86,417	$ 54,386
Other (Losses) Gains
Disclosure of joint ventures [line items]
Share in income (loss) of joint ventures accounted for using the equity method	(758)	107
Other non-current provisions
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	1,259	766
Total for all joint ventures
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	561,921	30,904
Share in income (loss) of joint ventures accounted for using the equity method	1,922	(6,061)	8,678
Share in other comprehensive income of associates accounted for using the equity method	0	0	551
Share on total comprehensive income of joint ventures accounted for using the equity method	(866)	(2,302)	8,678
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	8,422	19,490
Share in income (loss) of joint ventures accounted for using the equity method	2,491	(6,564)	8,208
Share in other comprehensive income of associates accounted for using the equity method	(577)	2,450	674
Share on total comprehensive income of joint ventures accounted for using the equity method	1,914	(4,114)	8,882
Pavoni And C. SpA
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	7,508	7,870
Share in income (loss) of joint ventures accounted for using the equity method	189	396	470
Share in other comprehensive income of associates accounted for using the equity method	(276)	139	(210)
Share on total comprehensive income of joint ventures accounted for using the equity method	(87)	535	260
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	0
Share in income (loss) of joint ventures accounted for using the equity method	(758)	107	0
Share in other comprehensive income of associates accounted for using the equity method	265	1,583	90
Share on total comprehensive income of joint ventures accounted for using the equity method	(493)	1,690	90
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	3,535	3,544
Share in income (loss) of joint ventures accounted for using the equity method	0	0	0
Azure Minerals
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	542,456	0
Share in income (loss) of joint ventures accounted for using the equity method	0	0	0
Joint Venture Total
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	2,488
Share in income (loss) of joint ventures accounted for using the equity method	(866)	(2,302)	8,127
Share in other comprehensive income of associates accounted for using the equity method	(588)	4,172	554
Share on total comprehensive income of joint ventures accounted for using the equity method	1,334	(1,889)	9,232
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	0
Share in income (loss) of joint ventures accounted for using the equity method	0	0	5,834
Share in other comprehensive income of associates accounted for using the equity method	0	0	551
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0	6,385
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	2,488
Share in income (loss) of joint ventures accounted for using the equity method	(866)	(2,302)	2,293
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	$ (866)	$ (2,302)	$ 2,293